Intangible Assets and Liabilities - Intangible Assets, Favorable Lease (Details) $ in Thousands	6 Months Ended
Jun. 30, 2025 USD ($)
Finite-Lived Intangible Assets [Line Items]
Beginning balance	$ 42,311
Ending balance	33,651
Cost [Member]
Finite-Lived Intangible Assets [Line Items]
Beginning balance	211,644
Amortization	0
Ending balance	211,644
Accumutaled Amortization [Member]
Finite-Lived Intangible Assets [Line Items]
Beginning balance	(169,333)
Amortization	(8,660)
Ending balance	(177,993)
Net Book Value [Member]
Finite-Lived Intangible Assets [Line Items]
Beginning balance	42,311
Amortization	(8,660)
Ending balance	$ 33,651